T. ROWE PRICE Retirement I 2055 Fund - I Class
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  15,288 1,146 1,438 1,742,894 14,640
U.S. Treasury Long-Term Index
Fund  7,681 1,367 243 953,553 8,439
International Bond Fund (USD
Hedged)  5,287 361 114 601,776 5,374
Dynamic Global Bond Fund  5,860 298 1,979 415,462 4,092
Limited Duration Inflation
Focused Bond Fund  33,140 521 34,446 18,497 95
Total Bond Mutual Funds (Cost $36,135) 32,640
EQUITY MUTUAL FUNDS 96.3%
T. Rowe Price Funds:
Value Fund  612,645 39,960 89,471 12,915,978 538,855
Growth Stock Fund (2) 445,437 60,621 11,572 6,700,233 484,360
Equity Index 500 Fund  339,590 49,682 55,407 3,095,972 322,724
Overseas Stock Fund  246,694 38,045 15,484 22,833,702 242,722
International Value Equity Fund  261,956 16,916 33,651 16,640,868 217,663
International Stock Fund  211,717 15,836 5,511 12,688,645 206,952
Real Assets Fund  128,391 33,139 3,133 10,628,157 143,161
Mid-Cap Value Fund  125,728 8,170 4,158 3,843,529 120,687
Mid-Cap Growth Fund (2) 114,394 8,813 2,821 1,272,546 117,100
U.S. Large-Cap Core Fund  64,248 50,970 1,885 3,616,529 110,666
U.S. Equity Research Fund  89,455 24,934 2,754 2,857,017 107,852
Emerging Markets Discovery
Stock Fund  93,634 9,147 2,525 7,508,521 94,307
Emerging Markets Stock Fund  91,698 6,265 2,155 2,515,112 89,940
Small-Cap Stock Fund  76,649 9,493 4,417 1,466,299 82,171
Small-Cap Value Fund  79,616 5,163 6,752 1,455,468 77,402
New Horizons Fund (2) 47,708 3,986 1,346 1,015,919 54,595
Total Equity Mutual Funds (Cost $3,118,063) 3,011,157
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  339 86,087 86,166 2,607 261
Total Other Mutual Funds (Cost $259) 261
T. ROWE PRICE Retirement I 2055 Fund - I Class

T. ROWE PRICE Retirement I 2055 Fund - I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 46,959 145,923 108,084 84,798,045 84,798
Total Short-Term Investments (Cost $84,798) 84,798
Total Investments in Securities 100.0%
(Cost $3,239,255) $ 3,128,856
Other Assets Less Liabilities (0.0)% (1,224)
Net Assets 100.0% $ 3,127,632
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2055 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 110 $ (87) $ 43
Emerging Markets Discovery
Stock Fund  79 (5,949) —
Emerging Markets Stock Fund  (3) (5,868) —
Equity Index 500 Fund  (2,531) (11,141) 1,307
Growth Stock Fund  1,285 (10,126) —
International Bond Fund (USD Hedged)  — (160) 35
International Stock Fund  5 (15,090) —
International Value Equity Fund  (4,070) (27,558) —
Limited Duration Inflation Focused Bond Fund  (1,171) 880 —
Mid-Cap Growth Fund  224 (3,286) —
Mid-Cap Value Fund  290 (9,053) —
New Horizons Fund  40 4,247 —
New Income Fund  (74) (356) 100
Overseas Stock Fund  (727) (26,533) —
Real Assets Fund  744 (15,236) —
Small-Cap Stock Fund  (371) 446 —
Small-Cap Value Fund  (684) (625) —
Transition Fund  323 1 47
U.S. Equity Research Fund  52 (3,783) —
U.S. Large-Cap Core Fund  420 (2,667) —
U.S. Treasury Long-Term Index Fund  (1) (366) 59
Value Fund  (5,807) (24,279) —
U.S. Treasury Money Fund, 2.40% — — 287
Totals $ (11,867)# $ (156,589) $ 1,878+
# Capital gain distributions from underlying Price funds represented $389 of the net realized gain
(loss).
+ Investment income comprised $1,878 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2055 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2055 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2055 Fund - I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement I 2055 Fund - I Class

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
R420-054Q1 08/22